UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10333

Name of Fund: BlackRock Municipal Income Investment Trust (BBF)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Municipal Income Investment Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2011

Date of reporting period: 10/31/2010

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2010 (Unaudited)	BlackRock Municipal Income Investment Trust (BBF) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Arizona — 1.4%
Maricopa County Pollution Control Corp., Refunding RB, Southern California Edison Co., Series A, 5.00%, 6/01/35	$695	$710,380
Pima County IDA, Refunding IDRB, Tucson Electric Power, 5.75%, 9/01/29	625	645,863

		1,356,243

California — 17.2%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area, Series F-1, 5.63%, 4/01/44	1,355	1,503,928
California Health Facilities Financing Authority, Refunding RB, Series A:
Catholic Healthcare West, 6.00%, 7/01/39	890	968,916
St. Joseph Health System, 5.75%, 7/01/39	1,375	1,461,653
California State Public Works Board, RB:
Department of General Services, Buildings 8 & 9, Series A, 6.25%, 4/01/34	2,075	2,241,062
Various Capital Projects, Sub-Series I-1, 6.38%, 11/01/34	645	706,965
Grossmont Union High School District, GO, Election of 2008, Series B, 4.75%, 8/01/45	2,020	1,948,613
Los Angeles Department of Airports, Refunding RB, Senior, Los Angeles International Airport, Series A, 5.00%, 5/15/35	2,725	2,827,569
Los Angeles Department of Water & Power, RB, Power System, Sub-Series A-1, 5.25%, 7/01/38	1,450	1,559,722
San Diego Regional Building Authority California, RB, County Operations Center & Annex, Series A, 5.38%, 2/01/36	1,600	1,720,656
State of California, GO, Various Purpose, 6.00%, 3/01/33	1,275	1,464,516

		16,403,600

Municipal Bonds	Par (000)	Value

Colorado — 3.2%
City & County of Denver Colorado, Refunding RB, Series A, 5.25%, 11/15/36	$1,810	$1,908,536
Colorado Health Facilities Authority, Refunding RB, Catholic Healthcare, Series A, 5.50%, 7/01/34	1,095	1,179,348

		3,087,884

District of Columbia — 1.1%
District of Columbia Water & Sewer Authority, RB, Series A, 5.25%, 10/01/29	1,000	1,091,930

Florida — 3.9%
County of St. John’s Florida, RB, CAB (AMBAC), 5.35%, 6/01/30 (a)	2,235	793,447
Escambia County Health Facilities Authority, RB, Florida Health Care Facility Loan, VHA Program (AMBAC), 5.95%, 7/01/20	609	630,982
Village Center Community Development District, RB, Series A (NPFGC), 5.00%, 11/01/32	1,795	1,659,711
Watergrass Community Development District, Special Assessment Bonds, Series B, 5.13%, 11/01/14	1,000	604,900

		3,689,040

Georgia — 6.3%
Metropolitan Atlanta Rapid Transit Authority, RB, Third Series, 5.00%, 7/01/39	2,450	2,627,919
Municipal Electric Authority of Georgia, Refunding RB, Project One, Sub-Series D, 6.00%, 1/01/23	2,900	3,354,401

		5,982,320

Illinois — 9.2%
County of Cook Illinois, GO, Refunding, Series A, 5.25%, 11/15/33	1,685	1,801,652
Illinois Finance Authority, RB:
Navistar International, Recovery Zone, 6.50%, 10/15/40	510	529,130
Rush University Medical Center Obligation Group, Series B, 7.25%, 11/01/30	1,600	1,847,664

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
CAB	Capital Appreciation Bonds
EDA	Economic Development Authority
EDC	Economic Development Corp.
ERB	Education Revenue Bonds
GO	General Obligation Bonds
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bonds
ISD	Independent School District
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
S/F	Single Family
VHA	Veteran’s Health Administration

BLACKROCK MUNICIPAL INCOME INVESTMENT TRUST	OCTOBER 31, 2010	1

Schedule of Investments (continued)	BlackRock Municipal Income Investment Trust (BBF) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Illinois (concluded)
Illinois Finance Authority, Refunding RB, Series A:
Northwestern Memorial Hospital, 6.00%, 8/15/39	$1,900	$2,116,638
OSF Healthcare System, 6.00%, 5/15/39	1,000	1,054,940
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34	1,375	1,438,979

		8,789,003

Indiana — 2.5%
Indiana Municipal Power Agency, RB, Series B, 6.00%, 1/01/39	2,210	2,429,674

Kansas — 1.8%
Kansas Development Finance Authority, Refunding RB, Adventist Health, 5.50%, 11/15/29	1,600	1,756,416

Kentucky — 4.1%
Kentucky Economic Development Finance Authority, Refunding RB, Owensboro Medical Health System, Series A, 6.38%, 6/01/40	660	699,521
Louisville & Jefferson County Metropolitan Government Parking Authority, RB, Series A, 5.75%, 12/01/34	1,500	1,671,705
Louisville/Jefferson County Metropolitan Government, Refunding RB, Jewish Hospital & St. Mary’s HealthCare, 6.13%, 2/01/37	1,450	1,542,669

		3,913,895

Maryland — 1.1%
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 9/01/25	985	1,005,685

Massachusetts — 2.0%
Massachusetts Health & Educational Facilities Authority, RB, Tufts University, 5.38%, 8/15/38	1,000	1,098,260
Massachusetts State College Building Authority, RB, Series A, 5.50%, 5/01/39	750	821,940

		1,920,200

Michigan — 4.5%
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital, 5.50%, 5/15/36	1,990	2,038,934
Michigan State Building Authority, Refunding RB, Facilities Program, Series I, 6.00%, 10/15/38	1,000	1,099,420
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, 8.25%, 9/01/39	995	1,196,050

		4,334,404

Nebraska — 0.3%
Lancaster County Hospital Authority No. 1, RB, Immanuel Obligation Group, 5.63%, 1/01/40	315	324,179

Municipal Bonds	Par (000)	Value

Nevada — 6.9%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/34	$1,600	$1,789,232
County of Clark Nevada, GO, Refunding, Transportation, Series A, 5.00%, 12/01/29	1,400	1,512,406
County of Clark Nevada, RB, Series B, 5.75%, 7/01/42	3,075	3,303,626

		6,605,264

New Jersey — 2.8%
New Jersey State Housing & Mortgage Finance Agency, RB, S/F Housing, Series C, 5.25%, 10/01/29	1,165	1,230,659
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series A, 5.88%, 12/15/38	1,295	1,441,102

		2,671,761

New York — 6.9%
City of Troy New York, Refunding RB, Rensselaer Polytechnic, Series A, 5.13%, 9/01/40	1,380	1,427,886
Long Island Power Authority, Refunding RB, Series A, 5.50%, 4/01/24	1,055	1,191,306
New York City Transitional Finance Authority, RB, Fiscal 2009, Series S-3, 5.25%, 1/15/39	1,500	1,623,495
New York Liberty Development Corp., Refunding RB, Second Priority, Bank of America Tower at One Bryant Park Project, 6.38%, 7/15/49	605	648,215
Triborough Bridge & Tunnel Authority, RB, General, Series A-2, 5.38%, 11/15/38	1,510	1,661,393

		6,552,295

North Carolina — 5.3%
North Carolina Capital Facilities Finance Agency, RB, Duke Energy Carolinas, Series B, 4.38%, 10/01/31	2,250	2,206,080
North Carolina Medical Care Commission, RB, Series A:
Duke University Health System, 5.00%, 6/01/42	230	239,439
Novant Health Obligation, 4.75%, 11/01/43 (b)	2,735	2,629,293

		5,074,812

Pennsylvania — 3.8%
Pennsylvania Economic Development Financing Authority, RB, American Water Co. Project, 6.20%, 4/01/39	500	550,185
Pennsylvania Turnpike Commission, RB, Sub-Series B, 5.25%, 6/01/39	2,945	3,061,622

		3,611,807

Puerto Rico — 3.0%
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 5.75%, 8/01/37	2,605	2,828,483

2	BLACKROCK MUNICIPAL INCOME INVESTMENT TRUST	OCTOBER 31, 2010

Schedule of Investments (continued)	BlackRock Municipal Income Investment Trust (BBF) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Texas — 12.2%
City of Houston Texas, RB, Senior Lien, Series A, 5.50%, 7/01/39	$595	$643,022
Conroe ISD Texas, GO, School Building, Series A, 5.75%, 2/15/35	890	975,841
Harris County Health Facilities Development Corp., Refunding RB, Memorial Hermann Healthcare System, Series B, 7.13%, 12/01/31	500	574,975
Lower Colorado River Authority, RB:
5.75%, 5/15/28	810	869,746
5.50%, 5/15/33	2,000	2,165,600
North Texas Tollway Authority, RB, System, First Tier, Series K-1 (AGC), 5.75%, 1/01/38	1,000	1,106,950
Tarrant County Cultural Education Facilities Finance Corp., RB, Scott & White Healthcare, 6.00%, 8/15/45	1,905	2,034,197
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	2,980	3,233,717

		11,604,048

Utah — 1.3%
City of Riverton Utah, RB, IHC Health Services Inc., 5.00%, 8/15/41	1,205	1,252,718

Virginia — 1.2%
Virginia Public School Authority, RB, School Financing, 6.50%, 12/01/35	1,000	1,167,510

West Virginia — 1.2%
West Virginia EDA, Refunding RB, Appalachian Power Co., Amos Project, Series A, 5.38%, 12/01/38 (c)	1,095	1,112,421

Wyoming — 1.4%
County of Sweetwater Wyoming, Refunding RB, Idaho Power Co. Project, 5.25%, 7/15/26	1,235	1,334,331

Total Municipal Bonds – 104.6%		99,899,923

Municipal Bonds Transferred to Tender Option Bond Trusts (d)

California — 19.5%
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/39	1,995	2,160,006
Grossmont Union High School District, GO, Election of 2008, Series B, 5.00%, 8/01/40	2,400	2,453,760
Los Angeles Community College District California, Election of 2008, GO:
Series A, 6.00%, 8/01/33	3,898	4,475,314
Series C, 5.25%, 8/01/39	2,630	2,829,354
Los Angeles Unified School District California, GO, Series I, 5.00%, 1/01/34	400	415,080

Municipal Bonds Transferred to Tender Option Bond Trusts (d)	Par (000)	Value

California (concluded)
San Diego Public Facilities Financing Authority, Refunding RB, Series B, 5.50%, 8/01/39	$4,214	$4,591,851
University of California, RB, Series O, 5.75%, 5/15/34	1,500	1,710,510

		18,635,875

District of Columbia — 3.7%
District of Columbia, RB, Series A, 5.50%, 12/01/30	1,395	1,597,693
District of Columbia Water & Sewer Authority, RB, Series A, 5.50%, 10/01/39	1,799	1,961,291

		3,558,984

Florida — 8.0%
Jacksonville Economic Development Commission, RB, Mayo Clinic Jacksonville, Series B, 5.50%, 11/15/36	7,490	7,653,881

Illinois — 3.4%
Illinois Finance Authority, RB, University of Chicago, Series B, 6.25%, 7/01/38	2,800	3,277,036

Nevada — 5.3%
Clark County Water Reclamation District, GO:
Limited Tax, 6.00%, 7/01/38	2,500	2,823,850
Series B, 5.50%, 7/01/29	1,994	2,230,319

		5,054,169

New Hampshire — 1.3%
New Hampshire Health & Education Facilities Authority, Refunding RB, Dartmouth College, 5.25%, 6/01/39	1,094	1,203,099

New Jersey — 2.2%
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series A (AGM), 5.00%, 12/15/32	2,000	2,106,400

New York — 6.4%
New York City Municipal Water Finance Authority, RB:
Fiscal 2009, Series A, 5.75%, 6/15/40	1,410	1,610,218
Series FF-2, 5.50%, 6/15/40	1,994	2,251,243
New York State Dormitory Authority, ERB, Series B, 5.25%, 3/15/38	2,000	2,193,700

		6,055,161

Ohio — 1.7%
County of Allen Ohio, Refunding RB, Catholic Healthcare, Series A, 5.25%, 6/01/38	1,560	1,634,147

South Carolina — 2.0%
South Carolina State Public Service Authority, RB, Santee Cooper, Series A, 5.50%, 1/01/38	1,755	1,948,489

Texas — 5.4%
City of San Antonio Texas, Refunding RB, Series A, 5.25%, 2/01/31	2,025	2,239,878

BLACKROCK MUNICIPAL INCOME INVESTMENT TRUST	OCTOBER 31, 2010	3

Schedule of Investments (concluded)	BlackRock Municipal Income Investment Trust (BBF) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (d)	Par (000)	Value

Texas (concluded)
Harris County Cultural Education Facilities Finance Corp., RB, Hospital, Texas Children’s Hospital Project, 5.50%, 10/01/39	$2,750	$2,923,140

		5,163,018

Virginia — 1.0%
Fairfax County IDA Virginia, Refunding RB, Health Care, Inova Health System, Series A, 5.50%, 5/15/35	899	979,246

Wisconsin — 1.9%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health Inc., 5.25%, 4/01/39	1,680	1,767,072

Total Municipal Bonds Transferred to Tender Option Bond Trusts – 61.8%		59,036,577

Total Long-Term Investments (Cost – $149,146,703) – 166.4%		158,936,500

Short-Term Securities	Shares

FFI Institutional Tax-Exempt Fund, 0.13% (e)(f)	2,280,068	2,280,068

Total Short-Term Securities (Cost – $2,280,068) – 2.4%		2,280,068

Total Investments (Cost – $151,426,771*) – 168.8%		161,216,568
Liabilities in Excess of Other Assets – (0.9)%		(825,969)
Liability for Trust Certificates, Including Interest Expense and Fees Payable – (32.1)%		(30,642,194)
Preferred Shares, at Redemption Value – (35.8)%		(34,252,074)

Net Assets Applicable to Common Shares – 100.0%		$95,496,331

*	The cost and unrealized appreciation (depreciation) of investments as of October 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$121,326,816

Gross unrealized appreciation	$10,437,882
Gross unrealized depreciation	(1,165,168)

Net unrealized appreciation	$9,272,714

(a)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(b)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation

JPMorgan Chase & Co.	$2,629,293	$4,267

(c)	Variable rate security. Rate shown is as of report date.

(d)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(e)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2010	Net Activity	Shares Held at October 31, 2010	Income

FFI Institutional Tax-Exempt Fund	4,963,552	(2,683,484)	2,280,068	$1,065

(f)	Represents the current yield as of report date.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of October 31, 2010 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in securities:

Long-Term Investments[1]	—	$158,936,500	—	$158,936,500
Short-Term Securities	$2,280,068	—	—	2,280,068

Total	$2,280,068	$158,936,500	$—	$161,216,568

1 See above Schedule of Investments for values in each state or political subdivision.

BLACKROCK MUNICIPAL INCOME INVESTMENT TRUST	OCTOBER 31, 2010	4

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Income Investment Trust

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Municipal Income Investment Trust

Date: December 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Income Investment Trust

Date: December 22, 2010

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal Income Investment Trust

Date: December 22, 2010